Employee Benefit Plan Employee Benefit Plan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Maximum annual contribution per employee	15.00%
Annual contributions by employer	$ 865	$ 785	$ 703
Up to 3% of Employee Salary [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer matching contribution	100.00%
Contribution per employee	3.00%
From 3% to 5% of Employee Salary [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer matching contribution	50.00%
From 3% to 5% of Employee Salary [Member] | Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution per employee	3.00%
From 3% to 5% of Employee Salary [Member] | Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution per employee	5.00%